COMMITMENTS AND CONTINGENCIES - Additional Information (DWAC) (Details)			12 Months Ended
	Jul. 20, 2023 USD ($)	Sep. 08, 2021 shares	Dec. 31, 2023 USD ($) Securities shares	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Loss contingency accrual provision			$ 0
Digital World Acquisition Corp. [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | Securities			3
Percentage of cash underwriting discount based on gross proceeds from IPO			(1.25%)
Aggregate cash underwriting discount if over-allotment is exercised in full			$ 3,593,750
Percentage of deferred underwriting commission based on gross proceeds from IPO			(3.50%)
Deferred underwriting commission			$ 10,062,500
Period of right of first refusal from the closing of business combination			24 months
Litigation settlement expense greater than actual fees			$ 8,000,000
Percentage of litigation settlement expense greater than actual fees			130.00%
Settlement In principle amount	$ 18,000,000		$ 5,100,000	$ 0
Digital World Acquisition Corp. [Member] | Cease and Desist Order [Member]
Subsidiary, Sale of Stock [Line Items]
Loss contingency accrual provision			18,000,000
Digital World Acquisition Corp. [Member] | Directors and Officers Liability Insurance [Member]
Subsidiary, Sale of Stock [Line Items]
Malpractice insurance annual coverage limit			2,500,000
Malpractice insurance excess retention amount			5,000,000
Increase decrease In liability			$ 1,100,000
Digital World Acquisition Corp. [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of shares issuable based on stock issued in IPO			(0.50%)
Number of shares issuable | shares			143,750
Digital World Acquisition Corp. [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		3,750,000